5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY	27 Months Ended
Sep. 30, 2013
Mineral Industries Disclosures Related Pary [Abstract]
Mineral Industries Disclosures Related Pary
5.	MINERAL PROPERTY COMMITMENTS - RELATED PARTY	5.	MINERAL PROPERTY COMMITMENTS - RELATED PARTY
Klondike North Property. On October 24, 2011, the Company entered into an Exploration and Mining Lease and Option to Purchase Agreement for the Klondike North Property, which consists of 12 unpatented lode-mining claims located on Bureau of Land Management lands in the Klondike Mining District, Esmerelda County, Nevada. The Company has the right to conduct all customary mineral exploration activities in return for the following commitments:

Klondike North Property. On October 24, 2011, the Company entered into an Exploration and Mining Lease and Option to Purchase Agreement for the Klondike North Property, which consists of 12 unpatented lode-mining claims located on Bureau of Land Management lands in the Klondike Mining District, Esmerelda County, Nevada. The Company has the right to conduct all customary mineral exploration activities in return for the following commitments:

Advanced Royalty Payments			Advanced Royalty Payments
Date	Payment Amount	Common Shares	Date	Payment Amount	Common Shares
Upon execution of Agreement	$-	500,000	Upon execution of Agreement	$-	500,000
First Anniversary of the Agreement	10,000	-	First Anniversary of the Agreement	10,000	-
Second Anniversary of the Agreement	20,000	-	Second Anniversary of the Agreement	20,000	-
Third Anniversary of the Agreement	30,000	-	Third Anniversary of the Agreement	30,000	-
Fourth Anniversary of the Agreement	40,000	-	Fourth Anniversary of the Agreement	40,000	-
Fifth through the tenth Anniversary	50,000	-	Fifth through the tenth Anniversary	50,000	-
Eleventh Anniversary and thereafter	100,000	-	Eleventh Anniversary and thereafter	100,000	-

The Company valued the 500,000 shares issued for the above acquisition of mineral rights at $0.02, based on the most recent sale of common shares, and recorded $10,000 as mineral property.	The Company fair valued the 500,000 shares issued for the above acquisition of mineral rights at $0.02 and accounted for $10,000 as unproved property as of June 30, 2012.

Work Commitment		Work Commitment
Lease Year	Amount	Lease Year	Amount
First Lease Year	$5,000	First Lease Year	$5,000
Second Lease Year	25,000	Second Lease Year	25,000
Third Lease Year	50,000	Third Lease Year	50,000
Fourth Lease Year	75,000	Fourth Lease Year	75,000
Fifth Lease Year and thereafter	100,000	Fifth Lease Year and thereafter	100,000

Divide Property. On February 21, 2012, the Company entered into an Exploration and Mining Lease and Option to Purchase Agreement for the Divide Property, which consists of 10 unpatented lode-mining claims located on Bureau of Land Management lands in the Divide Mining District, Esmerelda County, Nevada. The Company has the right to conduct all customary mineral exploration activities in return for the following commitments:

Divide Property. On February 21, 2012, the Company entered into an Exploration and Mining Lease and Option to Purchase Agreement for the Divide Property, which consists of 10 unpatented lode-mining claims located on Bureau of Land Management lands in the Divide Mining District, Esmerelda County, Nevada. The Company has the right to conduct all customary mineral exploration activities in return for the following commitments:

Advanced Royalty Payments				Advanced Royalty Payments

Date	Payment Amount		Common Shares	Date	Payment Amount		Common Shares
Upon execution of Agreement	$-		100,000	Upon execution of Agreement	$-		100,000
First Anniversary of the Agreement	10,000	*	-	First Anniversary of the Agreement	10,000	*	-
Second Anniversary of the Agreement	20,000		-	Second Anniversary of the Agreement	20,000		-
Third Anniversary of the Agreement	30,000		-	Third Anniversary of the Agreement	30,000		-
Fourth Anniversary of the Agreement	40,000		-	Fourth Anniversary of the Agreement	40,000		-
Fifth Anniversary and thereafter	50,000		-	Fifth Anniversary and thereafter	50,000		-

The Company valued the 100,000 shares issued for the above acquisition of mineral rights at $0.02, based on the most recent sale of common shares, and recorded $2,000 as mineral property.	The Company fair valued the 100,000 shares issued for the above acquisition of mineral rights at $0.02 and accounted for $2,000 as unproved property as of June 30, 2012.

*The Company, with agreement from the sellers, satisfied its First Anniversary obligation with a $5,000 payment in cash and 50,000 shares of common stock issued with a fair value of $0.10 per share during the year ended June 30, 2013.

*The Company, with agreement from the sellers, satisfied its First Anniversary obligation with a $5,000 payment in cash and 50,000 shares of common stock issued at a value of $0.10 per share during the year ended June 30, 2013.

Work Commitment		Work Commitment

Lease Year	Amount	Lease Year	Amount
First Lease Year	$5,000	First Lease Year	$5,000
Second Lease Year	25,000	Second Lease Year	25,000
Third Lease Year	50,000	Third Lease Year	50,000
Fourth Lease Year	75,000	Fourth Lease Year	75,000
Fifth Lease Year and thereafter	100,000	Fifth Lease Year and thereafter	100,000

Eagleville Property. On July 27, 2012, the Company entered into an Exploration and Mining Lease and Option to Purchase Agreement for the Eagleville Property, which consists of 58 unpatented lode-mining claims located on Bureau of Land Management lands in the Eagleville Mining District, Mineral County, Nevada. The Company has the right to conduct all customary mineral exploration activities in return for the following commitments:

Eagleville Property. On July 27, 2012, the Company entered into an Exploration and Mining Lease and Option to Purchase Agreement for the Eagleville Property, which consists of 58 unpatented lode-mining claims located on Bureau of Land Management lands in the Eagleville Mining District, Mineral County, Nevada. The Company has the right to conduct all customary mineral exploration activities in return for the following commitments:

Advanced Royalty Payments				Advanced Royalty Payments

Date	Payment Amount		Common Shares	Date	Payment Amount		Common Shares
Upon execution of Agreement	$6,000		300,000	Upon execution of Agreement	$6,000		300,000
On or prior to the 1st Anniversary of the Agreement	15,000	*	150,000	On or prior to the 1st Anniversary of the Agreement	15,000	*	150,000
On or prior to the 2nd Anniversary of the Agreement	20,000		150,000	On or prior to the 2nd Anniversary of the Agreement	20,000		150,000
On or prior to the 3rd Anniversary of the Agreement	30,000		-	On or prior to the 3rd Anniversary of the Agreement	30,000		-
On or prior to the 4th Anniversary of the Agreement	40,000		-	On or prior to the 4th Anniversary of the Agreement	40,000		-
On or prior to the 5th through the 10th Anniversary	50,000		-	On or prior to the 5th through the 10th Anniversary	50,000		-
On or prior to the 11th Anniversary and thereafter	100,000		-	On or prior to the 11th Anniversary and thereafter	100,000		-

The Company valued the 300,000 shares issued for the above acquisition of mineral rights at $0.10, based on the most recent sale of common shares, and recorded $30,000 as mineral property.	The Company fair valued the 300,000 shares issued for the above acquisition of mineral rights at $0.10 and accounted for $30,000 as unproved property as of June 30, 2013.

*The Company, with agreement from the sellers, satisfied its First Anniversary obligation with a $5,000 payment in cash and 100,000 shares of common stock issued with a fair value of $0.10 per share during the three months ended September 30, 2013.

Work Commitment		Work Commitment

Lease Year	Amount	Lease Year	Amount
First Lease Year	$5,000	First Lease Year	$5,000
Second Lease Year	10,000	Second Lease Year	10,000
Third Lease Year	25,000	Third Lease Year	25,000
Fourth Lease Year	50,000	Fourth Lease Year	50,000
Fifth Lease Year and thereafter	100,000	Fifth Lease Year and thereafter	100,000

For all three properties, the related party is a shareholder who exercises voting rights over more than 10 percent of the Company’s common stock. The Company has satisfied its work commitments for the first and second lease years on all three properties.

For all three properties, the related party is an owner or co-owner which exercises voting rights over more than 10 percent of the Company’s common stock. The Company has satisfied its work commitments for the first and second lease years on all three properties.